Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Original amounts:	$ 149,077	$ 147,221
Accumulated amortization:	107,598	96,210
Intangible assets, net	41,479	51,011
Capitalized software costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	78,793	75,126
Accumulated amortization:	66,123	61,834
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	54,850	56,296
Accumulated amortization:	33,578	27,967
Backlog and non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	2,712	2,712
Accumulated amortization:	2,674	2,486
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	12,722	13,087
Accumulated amortization:	$ 5,223	$ 3,923